Commitments and Contingencies - PUDs (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) MW	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Long-term Purchase Commitment [Line Items]
Contract expenses	$ 219,263	$ 211,800	$ 174,385
2026 Percent of Output	14.00%
2026 Megawatt Capacity | MW	1,111
Estimated 2026 Total Costs	$ 332,701
2026 Debt Service Costs	26,847
Interest included in 2026 Debt Service Costs	7,366
Debt Outstanding	$ 159,446
Rock Island and Rocky Reach Projects
Long-term Purchase Commitment [Line Items]
2026 Percent of Output	35.00%
2026 Megawatt Capacity | MW	764
Estimated 2026 Total Costs	$ 172,123
2026 Debt Service Costs	26,126
Interest included in 2026 Debt Service Costs	6,980
Debt Outstanding	$ 150,913
Wells Project
Long-term Purchase Commitment [Line Items]
2026 Percent of Output	20.00%
2026 Megawatt Capacity | MW	168
Estimated 2026 Total Costs	$ 74,216
2026 Debt Service Costs	0
Interest included in 2026 Debt Service Costs	0
Debt Outstanding	$ 0
Priest Rapids and Wanapum Projects
Long-term Purchase Commitment [Line Items]
2026 Percent of Output	9.00%
2026 Megawatt Capacity | MW	179
Estimated 2026 Total Costs	$ 86,362
2026 Debt Service Costs	721
Interest included in 2026 Debt Service Costs	386
Debt Outstanding	$ 8,533